Financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total current financial assets	$ 9,040	$ 8,739
Total non-current financial assets	745	1,391
Total financial assets	9,785	10,130
Current financial liabilities	7,388	7,969
Non-current financial liabilities	19,578	19,149
Financial liabilities	26,966	27,118
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	6,479	3,609
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	61	51
Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	168	271
Total non-current financial assets	109	544
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,332	4,197
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets		611
Total non-current financial assets	585	798
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	4	4
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	47	45
Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	4,769	5,272
Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	135	36
Non-current financial liabilities	105	95
Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	910	824
Non-current financial liabilities	12,860	11,647
Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	177	197
Non-current financial liabilities	1,183	1,255
Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	745	591
Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	144	290
Advances And Other Financial Obligations [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	508	759
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	2,451	2,874
Liabilities Related To Concession Grant [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	2,979	3,278
Loans And Receivables Or Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	6,888	4,582
Total non-current financial assets	589	802
Total financial assets	7,477	5,384
Current financial liabilities	7,253	7,933
Non-current financial liabilities	17,022	16,180
Financial liabilities	24,275	24,113
Loans And Receivables Or Amortized Cost [Member] | Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	6,479	3,609
Loans And Receivables Or Amortized Cost [Member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	409	362
Loans And Receivables Or Amortized Cost [Member] | Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets		611
Total non-current financial assets	585	798
Loans And Receivables Or Amortized Cost [Member] | Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	4	4
Loans And Receivables Or Amortized Cost [Member] | Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	4,769	5,272
Loans And Receivables Or Amortized Cost [Member] | Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	910	824
Non-current financial liabilities	12,860	11,647
Loans And Receivables Or Amortized Cost [Member] | Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	177	197
Non-current financial liabilities	1,183	1,255
Loans And Receivables Or Amortized Cost [Member] | Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	745	591
Loans And Receivables Or Amortized Cost [Member] | Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	144	290
Loans And Receivables Or Amortized Cost [Member] | Advances And Other Financial Obligations [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	508	759
Loans And Receivables Or Amortized Cost [Member] | Liabilities Related To Concession Grant [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	2,979	3,278
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,152	4,157
Total non-current financial assets	109	544
Total financial assets	2,261	4,701
Financial assets at fair value through profit or loss, category [member] | Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	61	51
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	168	271
Total non-current financial assets	109	544
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	1,923	3,835
Financial assets measured at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	47	45
Total financial assets	47	45
Financial assets measured at fair value through other comprehensive income, category [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	47	45
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	135	36
Non-current financial liabilities	2,556	2,969
Financial liabilities	2,691	3,005
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	135	36
Non-current financial liabilities	105	95
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	$ 2,451	$ 2,874